FINANCE EXPENSES	12 Months Ended
Jun. 30, 2021
FINANCE EXPENSES [Abstract]
FINANCE EXPENSES

17.        FINANCE EXPENSES

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Interest on borrowings	1,756	2,453	2,858
Factoring Fees	73	186	242
Finance charges - right of use assets	7,078	6,457	4,394
Bank charges	127	332	215
Total	9,034	9,428	7,709

Finance expenses from discontinued operations	—	—	5,674